Digital Assets - Schedule of Group Generated Bitcoins Primarily Through Mining Services (Details) - Bitcoin BTC [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Group Generated Bitcoins Primarily Through Mining Services [Line Items]
Opening balance	$ 1,085	$ 436
Receipt of cryptocurrencies from mining services	427	1,190
Exchange of BTC into USDT	71	(541)
Repayment to third party	(248)
Ending balance	$ 1,335	$ 1,085